SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Revenues Based of Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 114,469	$ 102,825	$ 77,494
U.S.A. [Member]
Disclosure of geographical areas [line items]
Revenue	75,331	60,405	40,585
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	28,093	26,355	25,340
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	3,594	5,348	3,825
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue	3,994	5,248	4,221
Asia [Member]
Disclosure of geographical areas [line items]
Revenue	3,336	4,979	3,028
Others [Member]
Disclosure of geographical areas [line items]
Revenue	$ 121	$ 490	$ 495